CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2022 USD ($)
Cash flows from operating activities:
Net income (loss)	$ 1,673,607
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account	(3,989,294)
Changes in current assets and liabilities:
Other Assets	201,664
Accrued expenses	(232,122)
Franchise tax payable	188,914
Income tax payable	791,758
Due to related party	(7,097)
Net cash used in operating activities	(1,372,570)
Cash flows from financing activities:
Payment of note payable-related party	(144,746)
Net cash used in financing activities	(144,746)
Net change in cash and restricted cash	(1,517,316)
Cash and restricted cash, beginning of the period	1,539,548
Cash and restricted cash, end of the period	22,232
Supplemental disclosure of non-cash investing and financing activities:
Accretion of Class A common stock subject to possible redemption	$ 2,984,418